Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class Of Stock [Line Items]
Proceeds from sale of Units in initial public offering	$ 450,000,000			$ 450,000,000
Threshold period to complete business combination from closing of public offering			24 months	24 months
Percentage of deferred underwriting discount				3.50%
Change in fair value of warrants reflected as a gain in statement of operations				$ 1,595,000
Warrants
Class Of Stock [Line Items]
Number of shares contribute each unit	0.20
Warrant exercisable term if business combination is completed	30 days		30 days
Warrant exercisable term from closing of public offer	12 months		12 months
Warrant expiration term	5 years
Threshold period to complete business combination from closing of public offering	24 months		24 months
Warrants derivative liability	$ 16,290,000	$ 15,300,000		15,300,000
Change in fair value of warrants reflected as a gain in statement of operations				$ 990,000
Class A Common Stock
Class Of Stock [Line Items]
Units sold		45,000,000	0	45,000,000
Number of shares contribute each unit	1
Class A Common Stock | Warrants
Class Of Stock [Line Items]
Number of shares warrant may be converted	1
Initial Public Offering
Class Of Stock [Line Items]
Units sold	45,000,000
Sale of stock, price per unit	$ 10.00
Percentage of upfront underwriting discount	2.00%		2.00%
Payment of upfront underwriting discount	$ 9,000,000
Percentage of deferred underwriting discount	3.50%		3.50%
Deferred underwriting discount	$ 15,750,000
Initial Public Offering | Class A Common Stock
Class Of Stock [Line Items]
Units sold		45,000,000		45,000,000
Proceeds from sale of Units in initial public offering				$ 450,000,000
Accretion of carrying value to redemption value		$ 0		$ 40,734,879
Over-Allotment Option
Class Of Stock [Line Items]
Units sold	5,000,000
Term of option to purchase additional units to cover over-allotment	45 days		45 days